Financial assets and liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Noncurrent
Total noncurrent	$ 2,803,982	$ 1,402,343
Current
Total Current	350,095	46,224
Total Borrowings	3,154,077	1,448,567
Borrowings [Member]
Noncurrent
Total noncurrent	2,803,982	1,402,343
Current
Total Current	$ 350,095	$ 46,224